Cash-based awards (Details 5) SFr in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2014 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2013 CHF (SFr)	Jan. 19, 2016 CHF (SFr)	Dec. 31, 2014 CHF (SFr)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense		SFr 1,144
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description		CCA were granted in January 2016, 2015 and 2014 as part of 2015, 2014 and 2013 deferred variable compensation and have rights and risks similar to those of certain contingent capital instruments issued by the Group in the market. CCA provide a conditional right to receive semi-annual cash payments of interest equivalents at a rate of 4.23%, 4.85% and 4.75% per annum over the six-month Swiss franc London Interbank Offered Rate (LIBOR) or 5.41%, 5.75% and 5.33% per annum over the six-month US dollar LIBOR, for Swiss franc and US-denominated awards for 2016, 2015 and 2014, respectively, until settled. The rate was set in line with market conditions at the time of grant and existing high-trigger and low trigger contingent capital instruments that the Group has issued. For CCA granted in January 2016, employees who received compensation in Swiss francs received CCA denominated in Swiss francs and all other employees received CCA denominated in US dollars. CCA are scheduled to vest on the third anniversary of the grant date and will be expensed over three years from the grant date. However, because CCA qualify as going-concern loss-absorbing capital of the Group, the timing and form of distribution upon settlement is subject to approval by the Swiss Financial Market Supervisory Authority FINMA (FINMA). At settlement, employees will receive either a contingent capital instrument or a cash payment based on the fair value of the CCA. The fair value will be determined by the Group. In the case of a cash settlement, the CCA award currency denomination will be converted into the local currency of each respective employee. The Group intends to grant CCA as one of its annual deferred variable compensation awards in future years. CCA have loss-absorbing features such that prior to settlement, the principal amount of the CCA would be written down to zero if any of the following trigger events were to occur: the Group's reported common equity tier 1 (CET1) ratio falls below 7%; or FINMA determines that cancellation of the CCA and other similar contingent capital instruments is necessary, or that the Group requires public sector capital support, in either case to prevent it from becoming insolvent or otherwise failing.
Estimated unrecognized compensation expense		SFr 230
Amount of PAF2 converted to other share plans	SFr 516
Contingent Capital Awards (CCA) | Grant Date, January 19, 2016 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				SFr 226
Contingent Capital Awards (CCA) | Grant Date, January 19, 2016 | Subsequent Event | Forecast/Estimate
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense				259
Contingent Capital Awards (CCA) | Grant Date, January 2015
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		SFr 360
Contingent Capital Awards (CCA) | Grant Date, March, 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amount reallocated by employees outside of Investment Banking	684
Contingent Capital Awards (CCA) | Grant Date, January 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount					SFr 391
Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		3 years
Plus Bond awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description		Managing directors and directors in the former Investment Banking division received a portion of 2012 deferred variable compensation in the form of Plus Bond awards. The Plus Bond award is essentially a fixed income instrument, denominated in US dollars, which provides a coupon payment that is commensurate with market-based pricing. Plus Bond award holders are entitled to receive semi-annual cash payments on their adjusted award amounts at the rate of LIBOR plus 7.875% per annum until settlement. The Plus Bond will settle in the summer of 2016 based on the amount of the initial award less portfolio losses, if any, in excess of a first loss portion retained by the Group of USD 600 million. The value of the Plus Bond awards is based on the performance of a portfolio of unrated and sub-investment-grade asset-backed securities (ABS) that are held in inventory by various trading desks. While the Plus Bond award is a cash-based instrument, the Group reserves the right to settle the award in Group shares based on the share price at the time of final distribution. In addition, subject to oversight procedures, the Group retains the right to prepay all or a portion of the Plus Bond award in cash at any time and, in the event of certain regulatory developments or changes in capital treatment, exchange the award into Group shares. The Plus Bond award plan contributes to a reduction of the Group's risk-weighted assets and constitutes a risk transfer from the Group to the Plus Bond award holders.
Plus Bond awards | Grant Date, January 2013
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Amount reallocated by employees outside of Investment Banking			SFr 38
Plus Bond awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		3 years
Restricted Cash Awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description		Managing directors and directors in the former Investment Banking division received the cash component of their 2012 variable compensation in the form of Restricted Cash Awards. These awards are cash payments made on the grant date, but are subject to a pro-rata repayment by the employee in the event of voluntary resignation or termination for cause within three years of the award grant. The Restricted Cash Award is reported as part of the deferred compensation award for the Group even though the award is fully settled at grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		3 years
Restricted Cash Awards | Grant Date, January 2013
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount			SFr 299
Capital Opportunity Facility (COF)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description		The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		7 years
Amount of PAF2 converted to other share plans	SFr 168
2008 Partner Asset Facility (PAF) awards
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description		As part of the 2008 annual compensation process, the Group granted employees in the former Investment Banking division with the corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in the former Investment Banking division. The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group's risk-weighted assets, resulting in a reduction in capital usage. The PAF awards, which have a contractual term of eight years, are fully vested. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool.
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		8 years
2011 Partner Asset Facility (PAF2)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description		As part of the 2011 annual compensation process, the Group awarded a portion of deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group's derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees. Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards vested in the first quarter of 2012.
Number of employees impacted by PAF2 conversion	5,084
2011 Partner Asset Facility Conversion (PAF2)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description		PAF2 awards were linked to a portfolio of the Group's credit exposures, providing risk offset and capital relief. Due to regulatory changes, this capital relief would no longer be available. As a result, the Group restructured the awards in March 2014, requiring PAF2 holders to reallocate the exposure of their awards from the pool of counterparty credit risks in the original PAF2 structure to one of the following options, or a combination thereof: i) Capital Opportunity Facility (COF): participants elect for their award to be referenced to a COF. The COF is a seven-year facility that is linked to the performance of a portfolio of risk-transfer and capital mitigation transactions to be entered into with the Group chosen by a COF management team. The value of the COF awards will be reduced if there are losses from the COF portfolio, up to the full amount of the award. Participants who elect the COF will receive semi-annual US dollar cash distributions of 6.5% per annum until settlement in cash in 2021, and such semi-annual distributions will reduce the cash settlement amount payable in 2021; and ii) CCA: participants elect to receive CCA, with similar terms to the instruments granted as part of the 2013 compensation awards. The principal differences between the two forms of CCA are that these CCA are expected to settle approximately one year earlier and provide semi-annual cash payments of interest equivalents at slightly lower rates. Settlement is expected to occur in the first half of 2016, subject to regulatory approvals.
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense		SFr 1,118
Bank | Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense		230
Bank | Contingent Capital Awards (CCA) | Grant Date, January 19, 2016 | Subsequent Event
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount				217
Bank | Contingent Capital Awards (CCA) | Grant Date, January 19, 2016 | Subsequent Event | Forecast/Estimate
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense				SFr 249
Bank | Contingent Capital Awards (CCA) | Grant Date, January 2015
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount		SFr 355
Bank | Contingent Capital Awards (CCA) | Grant Date, January 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount					SFr 391
Bank | Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		3 years
Bank | Plus Bond awards | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term		3 years